Cover	Aug. 19, 2025
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 19, 2025
Entity File Number	001-31911
Entity Registrant Name	AMERICAN NATIONAL GROUP INC.
Entity Central Index Key	0001039828
Entity Tax Identification Number	42-1447959
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Moody Plaza
Entity Address, City or Town	Galveston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77550
City Area Code	888
Local Phone Number	221-1234
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Series B Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1,000th interest in a share of 6.625% Fixed-Rate Reset Non-Cumulative Preferred Stock, Series B
Trading Symbol	ANGpB
Security Exchange Name	NYSE
Series D Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1,000th interest in a share of 7.375% Fixed-Rate Non-Cumulative Preferred Stock, Series D
Trading Symbol	ANGpD
Security Exchange Name	NYSE